BT INVESTMENT FUNDS

Investment Cash Management Fund, Intermediate Tax Free Fund, Tax Free Money Fund, NY Tax Free Money Fund, Investment Treasury Money Fund, Investment International Equity Fund, Capital Appreciation Fund, Lifecycle Long Range Fund, Lifecycle Mid Range Fund, Lifecycle Short Range Fund, Pacific Basin Equity Fund, Latin American Equity Fund, Small Cap Fund, Global Emerging Markets Equity Fund and PreservationPlus Income Fund

BT PYRAMID MUTUAL FUNDS

Money Market Fund, Investment Equity 500 Index Fund, Institutional Asset Management Fund, Equity Appreciation Fund and PreservationPlus Fund

BT ADVISOR FUNDS

EAFE(R) Equity Index Fund, Small Cap Index Fund and U.S. Bond Index Fund

BT INSTITUTIONAL FUNDS

Institutional Cash Management Fund, Cash Reserves Fund, Institutional Treasury Money Fund, Institutional International Equity Fund, Institutional Equity 500 Index Fund and Liquid Assets Fund

SUPPLEMENT DATED OCTOBER 18, 1999 (REPLACING SUPPLEMENT DATED FEBRUARY 24, 1999) TO EACH FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REVISES THE FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                                            BT Service Center
                                            P.O. Box 219210
                                            Kansas City, MO 64121-9210

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASE OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE INSTITUTIONAL INTERNATIONAL EQUITY FUND:

Employees of Bankers Trust Company, their spouses and minor children may purchase shares of Class I shares of Institutional International Equity Fund without regard to the minimum investment requirements.

THE FOLLOWING REPLACES THE APPLICABLE SECTIONS RELATING TO THE TRUSTEES AND OFFICERS IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION:

                     TRUSTEES OF THE TRUST AND PORTFOLIO(1)

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex(2); Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust(3) and Phoenix-Euclid Market Neutral Fund(2); former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco(2). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since
1964); Trustee, TIAA(2); Trustee, SG Cowen Mutual Funds(2); Trustee, Japan Equity Fund(2); Trustee, Taiwan Equity Fund(2). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds(2); Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

----------------------

(1) The Equity Appreciation Fund is a stand-alone fund and, therefore, does not have a master portfolio.


(2) The "BT Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

(3) An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present)(4); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)(2). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysis); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York.
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                     OFFICERS OF THE TRUST AND THE PORTFOLIO


DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc.(5) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.


------------
(4) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

(5) Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

CHARLES A. RIZZO (birth date: August 5, 1958) Treasurer of the Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust Company is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

THE FOLLOWING SUPPLEMENTS THE APPLICABLE SECTIONS RELATING TO THE SUB-ADVISER IN THE STATEMENT OF ADDITIONAL INFORMATION FOR LATIN AMERICAN EQUITY FUND AND PACIFIC BASIN EQUITY FUND:

Effective May 1, 1999, BT Funds Management (International) Limited no longer serves as sub-adviser to Latin American Equity Fund and Pacific Basin Equity Fund. Bankers Trust Company ("Bankers Trust"), the Funds' investment adviser, assumed day-to-day investment decision-making responsibility for Latin American Equity Fund and Pacific Basin Equity Fund and their corresponding master portfolios.

THE FOLLOWING SUPPLEMENTS THE APPLICABLE SECTIONS RELATING TO THE INVESTMENT ADVISER IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust. Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees").

Shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund or its portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Shareholders of Pacific Basin Equity Fund and Latin American Equity Fund approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Morgan Grenfell Investment Services Limited. As of October 5, 1999, Morgan Grenfell Investment Services Limited has been renamed Deutsche Asset Management Investment Services Limited ("DAMISL"). Under this agreement, DAMISL may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees. Both sub-investment advisory agreements must be implemented within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreements with Bankers Trust and MGIS will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-investment advisory agreements, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

ABOUT BANKERS TRUST. Bankers Trust is the principal banking subsidiary of Bankers Trust Corporation. Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

ABOUT DAMI AND DAMISL. DAMI and DAMISL are subsidiaries of Deutsche Asset Management Group Limited, a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPALL SAI (10/99)

CUSIPS:
055922108                 055922207            055922306           055922405            055922660
055922736                 055922769            055922785           055922801            055922819
055922827                 055922835            055922843           055922868            055847206
055847107                 055922751            055847404           055847834            055847842
055847826                 055847818            05576L874           05576L882            055766L700
055924500                 055924104            055924203           055924872            055924864
055924856                 055924849